Fair Value Measurements (Details 2)	7 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements
Level 3 Derivative warrant liabilities at June 18, 2020 (inception)
Issuance of Public and Private Warrants	26,857,668
Change in fair value of derivative warrant liabilities	16,260,669
Transfer of public warrant liability to Level 1	(24,725,000)
Level 3 Derivative warrant liabilities at December 31, 2020	$ 15,960,669